Debt	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Debt Disclosure [Abstract]
Debt

NOTE 9. DEBT

Convertible Promissory Notes 1

During the year ended June 30, 2020, the Company raised $1.33 million by the issuance of unsecured Convertible Promissory Notes with a three-year term (the “Note 1” or “Notes 1”), primarily from existing Company investors. The Notes 1 included participation by the Company’s executives and independent members of the Company’s Board in the amount of $0.2 million. The Note 1 holders received approximately 45,000 shares of common stock (at $4.50/share) in the aggregate, with a relative value of $170,000 at the time of issuance. As of June 30, 2020, the remaining original issue discount on the Notes 1 was approximately $149,000, which was to be amortized over the term of the Notes 1.

Additional interest expense for the amortization of the original issue discount amounted to approximately $96,900 for the nine months ended March 31, 2020.

The Notes 1 bore an interest rate of 10% per annum. The first two years of interest were prepaid with the issuance of the Company’s common stock (at $4.50/share), for an issuance of approximately 57,000 shares of common stock with a fair value of approximately $258,000.

The Notes 1 were convertible by a Note 1 holder at any time during the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion.

During the nine months ended March 31, 2021, Note 1 holders converted approximately $1.22 million of principal into approximately 0.30 million shares of common stock at a conversion price of $4.00/share. The original contracted conversion price was $4.50/share. In order to encourage early conversion, two years before the maturity of the Convertible Notes 1, the Company reduced the conversion price to $4.00/share.

In addition to the reduced conversion price, the Note 1 holders received the third year interest (10%) on the Notes 1, totaling approximately $122,000, as additional consideration to convert early which was paid in the Company’s common stock, amounting to approximately 30,000 shares. In the aggregate, a loss of approximately $515,500 was recognized in January 2021, reflecting the reduction of the Notes 1 conversion price from $4.50/share to $4.00/share, the issuance of Year 3 Interest (10%) paid in common stock (at$4.00/share instead of $4.50/share), and the write-off of the remaining related pre-paid interest and original issue discount expenses.

The holders of the remaining unconverted Notes 1, equating to approximately $113,800 (net of original discount of $11,179) of outstanding principal, amended their Notes 1 to allow for auto conversion upon the Company’s potential Initial Public Offering (“IPO”) event at a conversion price of $4.25/share.

Convertible Promissory Notes 2

On March 5, 2021, the Company raised $1.475 million by the issuance of unsecured Convertible Promissory Notes with a two-year term (the “Notes 2”), to several investors. The Note 2 holders received approximately 44,000 shares of common stock (at $5.00/share) in the aggregate, with a relative fair value of approximately $192,000 at the time of issuance. Accordingly, the original issue discount on the Notes 2 will be amortized over its term.

The Notes 2 bear an interest rate of 10% per annum. The first year of interest was prepaid with the issuance of the Company’s common stock (at $5.00/share), for an issuance of 29,500 shares of common stock with a fair value of $147,500. During the second year of the Notes 2, interest will be paid monthly in the Company’s common stock (at a fixed price of $5.00/share) on any unpaid principal outstanding.

The Notes 2 are convertible by a Note 2 holder at any time during the term into common stock of the Company at a fixed price of $5.00/share, or 295,000 shares of common stock upon full conversion. The Notes 2 have a maturity date of March 5, 2023. Any outstanding amounts at the time of a potential Company IPO shall automatically convert at $5.00/share. The aggregate principal outstanding of Notes 2 totaled approximately $1.28 million (net of original issue discount of approximately $0.195 million).

SBA Paycheck Protection Program Loans/EIDL

In May 2020, the Company received a Small Business Administration (“SBA”) Paycheck Protection Program 1 (“PPP1”) loan in the amount of $0.55 million. The Company utilized the PPP 1 loan proceeds in full towards payroll and rent in accordance with the SBA guidelines. Pursuant to SBA guidelines, the Company’s PPP1 loan was fully forgiven in February 2021. In conjunction with the PPP1 loan, the Company also received an Economic Injury Disaster Loan (“EIDL”) advance of $0.01 million. As per the SBA guidelines, EIDL advances do not need to be repaid.

In February 2021, the Company received a second Paycheck Protection Program 2 (“PPP2”) loan in the amount of $0.62 million. Similar to the PPP1 loan, the Company expects to utilize the loan proceeds in full toward payroll and rent in accordance with SBA guidelines. The PPP2 loan bears a fixed interest rate of 1% per annum and is due in February 2026. Pursuant to SBA guidelines, the Company expects to apply for full forgiveness of its PPP2 loan in June 2021.

NOTE 10. DEBT

Convertible Promissory Note

During the year ended June 30, 2020, the Company raised $1.33 million by the issuance of unsecured Convertible Promissory Notes with a three-year term (the “Note” or “Notes”), primarily from existing Company investors. The Notes included participation by the Company’s executives and independent members of the Company’s Board in the amount of $0.2 million. The Note holders received approximately 45,000 shares of common stock (at $4.50/share) in the aggregate, with a relative value of $170,000 at the time of issuance. As of June 30, 2020, the remaining original issue discount on the Notes was approximately $149,000, which will be amortized over the term of the Notes. Additional interest expense for the amortization of the original issue discount amounted to approximately $24,000 for the year ended June 30, 2020.

The Notes bear an interest rate of 10% per annum. The first two years of interest were prepaid with the issuance of the Company’s common stock (at $4.50/share), for an issuance of approximately 57,000 shares of common stock with a fair value of approximately $258,000. During the third year of the Notes, interest will be paid monthly in either cash or Company common stock (at a fixed price of $4.50/share) at the Note holder’s option on any unpaid principal outstanding.

The Notes are convertible by a Note holder at any time during the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion. Unconverted portions of the Notes are scheduled to amortize monthly commencing in January 2022, so that by the end of the term on December 31, 2022 (the “maturity date”) the Notes will have been fully paid back to the Note holders.

Subsequent to the year ended June 30, 2020, $1.22 million of the $1.33 million of the Notes were converted by the Note holders (see Note 13).

Paycheck Protection Program (PPP1) Loan/EIDL

In May 2020, the Company received a PPP1 loan from Harvest Small Business Finance, LLC through the Paycheck Protection Program operated by the Small Business Administration (“SBA”) in the amount of $0.55 million. The Company utilized the PPP 1 loan proceeds in full towards payroll and rent in accordance with the SBA guidelines. Pursuant to SBA guidelines, the Company’s PPP1 loan was fully forgiven in February 2021 (See Note 13 Subsequent Events).

In conjunction with the PPP1 loan, the Company also received an Economic Injury Disaster Loan (“EIDL”) advance of $0.01 million. As per the SBA guidelines, EIDL advances do not need to be repaid.